ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating activities:
Net loss	$ (72,083)	¥ (501,827)	¥ (382,041)	¥ (249,327)
Adjustments to reconcile net income to net cash used in operating activities:
Other non-current liabilities	(316)	(2,199)	8,135
Net cash used in operating activities	(73,599)	(512,382)	(343,018)	(204,372)
Investing activities:
Purchase of long-term investments				(140)
Proceeds from sale or maturity of short-term investments	123,977	863,106	578,359	80,198
Net cash (used in) provided by investing activities	34,140	237,675	44,454	(36,125)
Financing activities:
Proceeds from ordinary shareholders	1,627	11,328		25
Payments of share repurchase	3,302	22,991
Proceeds from IPO, net of issuance cost			694,878
Proceeds of preferred shareholders			277,819	49,475
Net cash provided by financing activities	15,655	108,987	972,697	49,500
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	1,394	9,702	11,947	(14,848)
Net (decrease) increase in cash and cash equivalents, and restricted cash	(22,410)	(156,018)	686,080	(205,845)
Cash and cash equivalents, and restricted cash at the beginning of the year	122,632	853,740	167,660	373,505
Cash and cash equivalents, and restricted cash at the end of the year	100,222	697,722	853,740	167,660
Parent
Operating activities:
Net loss	(71,764)	(499,606)	(380,091)	(248,580)
Adjustments to reconcile net income to net cash used in operating activities:
Share of loss of subsidiaries and VIEs	71,654	498,837	381,601	247,746
Other current liabilities	6	43	2,284
Other non-current liabilities	(316)	(2,199)	8,135
Investment income	(713)	(4,962)	(2,591)
Net cash used in operating activities	(1,133)	(7,887)	9,338	(834)
Investing activities:
Purchase of long-term investments			(821,962)
Payment for shareholder loan to subsidiaries	(29,215)	(203,388)
Proceeds from sale or maturity of short-term investments	16,837	117,214	25,160
Net cash (used in) provided by investing activities	(12,378)	(86,174)	(796,802)
Financing activities:
Proceeds from ordinary shareholders	1,627	11,328		25
Payments of share repurchase	(3,302)	(22,991)
Proceeds from IPO, net of issuance cost			694,878
Proceeds of preferred shareholders			277,819
Net cash provided by financing activities	(1,675)	(11,663)	972,697	25
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	2,710	18,866	75,672	(147)
Net (decrease) increase in cash and cash equivalents, and restricted cash	(12,476)	(86,858)	260,905	(956)
Cash and cash equivalents, and restricted cash at the beginning of the year	37,757	262,859	1,954	2,910
Cash and cash equivalents, and restricted cash at the end of the year	$ 25,281	¥ 176,001	¥ 262,859	¥ 1,954